Revenue from Contracts with Customers - Schedule of Cost of Real Estate Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Cost of Real Estate Sales [Line Items]
Cost of Real Estate Sales	$ 43,416,945	$ 3,364,444	[1]	[1]
Construction and development costs [member]
Schedule of Cost of Real Estate Sales [Line Items]
Cost of Real Estate Sales	27,626,448	2,200,049
Land and land development costs [member]
Schedule of Cost of Real Estate Sales [Line Items]
Cost of Real Estate Sales	12,986,669	952,408
Cost to obtain contract [member]
Schedule of Cost of Real Estate Sales [Line Items]
Cost of Real Estate Sales	2,803,828	211,987
Real estate sales [member]
Schedule of Cost of Real Estate Sales [Line Items]
Real estate sales	$ 75,210,378	$ 5,908,234
Real estate development margin [member]
Schedule of Cost of Real Estate Sales [Line Items]
Real estate development margin	42.30%	43.10%

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.